Net interest income (Tables)	6 Months Ended
Jun. 30, 2022
Net interest income
Schedule of Net interest income

	Half year ended
	30 June	30 June
	2022	2021
Continuing operations	£m	£m
Loans to customers - amortised cost	4,483	4,261
Loans to banks - amortised cost	582	217
Other financial assets	185	132
Interest receivable	5,250	4,610
Deposits by banks	157	99
Customer deposits	179	319
Other financial liabilities	433	314
Subordinated liabilities	141	130
Internal funding of trading businesses	6	4
Interest payable	916	866
Net interest income	4,334	3,744